Fair values of financial assets and liabilities - Valuation techniques (Details) £ in Millions	Jun. 30, 2020 GBP (£)	Dec. 31, 2019 GBP (£)
Minimum | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets	£ 500	£ 500
Financial liabilities	500	500
At fair value through profit or loss
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial liabilities, fair value	9,102	7,702
At fair value through profit or loss | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial liabilities, fair value	47	47
Derivative financial instruments
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial liabilities, fair value	9,254	9,831
Derivative financial instruments | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial liabilities, fair value	347	297
Derivative financial instruments | Interest rate derivatives | Option pricing model | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial liabilities, fair value	£ 50
Derivative financial instruments | Interest rate derivatives | Option pricing model | Interest rate volatility | Minimum | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input reasonable assumption, liabilities	0.32
Derivative financial instruments | Interest rate derivatives | Option pricing model | Interest rate volatility | Maximum | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input reasonable assumption, liabilities	0.58
Derivative financial instruments | Interest rate derivatives | Market values - property valuation | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial liabilities, fair value	£ 297
Derivative financial instruments | Interest rate derivatives | Market values - property valuation | HPI | Minimum | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input reasonable assumption, liabilities	(0.05)
Derivative financial instruments | Interest rate derivatives | Market values - property valuation | HPI | Maximum | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input reasonable assumption, liabilities	0.05
Loans and advances to customers
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets	£ 481,235	474,470
Financial assets at FVPL
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets	2,386	2,284
Financial assets, fair value	2,386	2,284
Financial assets at FVPL | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets, fair value	1,934	1,829
Financial assets at FVPL | Loans and advances to customers
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets, fair value	1,934	1,782
Financial assets at FVPL | Loans and advances to customers | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets, fair value	1,934	1,782
Financial assets at FVPL | Loans and advances to customers | Discounted cashflows | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets, fair value	1,934	1,782
Effect of favourable changes in significant unobservable inputs, assets	37	36
Effect of unfavourable changes in significant unobservable inputs, assets	£ (37)	£ (39)
Financial assets at FVPL | Loans and advances to customers | Discounted cashflows | Inferred spreads | Minimum | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input reasonable assumption, assets	0.0050	0.0050
Financial assets at FVPL | Loans and advances to customers | Discounted cashflows | Inferred spreads | Maximum | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input reasonable assumption, assets	0.0103	0.0102
Financial assets at FVPL | Debt securities
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets, fair value	£ 246	£ 337
Financial assets at FVPL | Debt securities | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets, fair value		47
Financial assets at FVOCI
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets	26,823	24,617
Financial assets, fair value	26,823	24,617
Financial assets at FVOCI | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets, fair value	64	60
Financial assets at FVOCI | Debt securities
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets, fair value	26,823	24,178
Financial assets at FVOCI | Debt securities | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets, fair value	64	60
Derivative financial instruments
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets	10,790	8,494
Financial assets, fair value	10,790	8,494
Derivative financial instruments | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets, fair value	15
Derivative financial instruments | Interest rate derivatives | Option pricing model | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets, fair value	£ 15
Derivative financial instruments | Interest rate derivatives | Option pricing model | Interest rate volatility | Minimum | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input reasonable assumption, assets	0.00
Derivative financial instruments | Interest rate derivatives | Option pricing model | Interest rate volatility | Maximum | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input reasonable assumption, assets	1.76
At fair value
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets, fair value	£ 39,999	35,395
Financial liabilities, fair value	18,356	17,533
At fair value | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets, fair value	2,013	1,889
Financial liabilities, fair value	£ 394	£ 344